Kevin S. Thompson
Vice President, Deputy General Counsel
Office of General Counsel
Phone:  608.231.8588
Fax:    608.236.8588
E-mail: kevin.thompson@cunamutual.com



                                   May 3, 2001


VIA EDGAR TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:      Ultra Series Fund (File No. 2-87775)

Dear Commissioners:

I hereby certify that pursuant to Rule 497(j) of the Securities Act of 1933, the form of prospectus and statement of additional information dated April 12, 2001 that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in the most recent amendment of the above-captioned registration statement filed. In addition, I certify that the text of the registrant's most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (608) 231-8588.

                                   Sincerely,


                                   /s/ Kevin S. Thompson
                                   Kevin S. Thompson